Pension Plans with Accumulated Benefit Obligation in Excess of Plan Assets (Detail) (Foreign, JPY ¥) In Millions	Mar. 31, 2011	Mar. 31, 2010
Foreign
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation	¥ 33,252	¥ 38,903
Accumulated benefit obligation	32,399	37,924
Fair value of plan assets	¥ 15,133	¥ 16,965